Inventories	6 Months Ended
Jun. 30, 2018
Inventories
Inventories	4. Inventories

	6/30/2018	12/31/2017
	(€ in thousands)
Raw materials and merchandise	4,419	3,017
Work in progress	8,697	6,522
Total	13,116	9,539